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SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

INVESTMENT MANAGER

Schroder Capital Management Inc. ("SCM") is an indirect wholly owned subsidiary of Schroders plc. The firm is part of the Schroder Investment Management Group, which manages in excess of $175 billion for clients globally. The organization has an expanded capital base as well as a global representation in the financial markets. At the end of the last calendar quarter, SCM had over $4 billion in assets under management.

June 15, 1998

Dear Shareholder,

We are pleased to present the semi-annual report for Schroder Series Trust for the six month period ended April 30, 1998. Once again, U.S. financial markets rose during the period. Equities performed particularly strongly, as the stock market set aside anxieties over the impact of economic slowdown in Asia and significantly slower first quarter profit growth. Within the bond market, U.S. Treasuries outperformed other asset classes, in part the result of a flight to quality and concern about the impact of a slower economy on corporate issues.

The first calendar quarter of 1998 saw real GDP growing at a 4.8% annualized rate and inflation remaining very subdued. However, the composition of growth in this timeframe indicated that the economic crisis in Asia is beginning to impact the U.S., and this does not bode well for activity for the remainder of the year. In particular, inventories have accumulated to an unwanted degree over the past six months as the trade deficit has widened substantially while domestic producers have been slow to reduce output. The U.S. is thus facing an inventory adjustment combined with a trade gap that promises to widen further in the months ahead. Consequently, we expect real GDP growth to average only about 1.5% over the final three quarters of 1998. In addition, corporate profit growth is slowing as margins are pressured by a combination of a weak pricing environment and accelerating labor costs. Looking forward, profits are likely to be further affected by slower economic growth.

Inflation remains muted as the effect of a strong dollar and consequent cheaper imports continue to offset any pressures being generated by a tight domestic labor market. We do not expect any acceleration in inflation during the remainder of this year, and the outlook for 1999 will be very dependent on the direction of the trade weighted U.S. dollar. If the dollar keeps appreciating, any increase in inflation should be pushed further out, while a stable or weaker dollar would probably allow for a moderate increase in inflation during 1999. Against the backdrop described above, any change in monetary policy for the foreseeable future appears unlikely.


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
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SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

The extended "bull market" in the U.S. has seen the valuation of a substantial number of stocks reach record high levels. This is due in part to a low inflationary environment and financial and managerial improvements on the part of many firms. We expect these factors will continue to have a positive long-term effect. In the short-term, however, the rate of growth seen in recent years may be difficult for many companies to sustain, increasing the likelihood they will not be able to meet earnings expectations. We believe that the investment approach practiced by Schroder Capital Management, disciplined research with particular attention paid to identifying companies with reasonable valuations, will prove increasingly important in helping to weather any downturns in the market.

Sincerely,


/s/ Ashbel C. Williams, Jr.
---------------------------
Ashbel C. Williams, Jr.
President





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                                        2

--------------------------------------------------------------------------------
SCHRODER LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1998)

Q: How did the Schroder Large Capitalization Equity Fund perform relative to the
   S&P 500(R) Index, and its peer group of funds, for the six month period ended April 30, 1998?

A: For the six month period ended April 30, 1998, the Schroder Large
   Capitalization Equity Fund rose 20.13%, compared with the S&P 500 Index which rose 22.49%. The Lipper average of peer group funds returned 17.39% for the same period.


Q: What factors contributed to performance during the semi-annual period?

A: The Fund's focus on companies with solid long term growth rates added to performance for the semi-annual period. Surprisingly, attention paid to valuations actually detracted from performance in many cases. For example, in the most recent quarter, the top decile of large capitalization stocks as ranked by price-to-earnings multiples (highest being ranked number one) outperformed the S&P 500 Index by 6%. Stock selection in the technology sector substantially added to the Fund's performance as did its weights in the consumer staples, financial services, and technology sectors. The Fund's underweight position in the telecommunications sector detracted from performance; that sector was led by AT&T, which performed well.


Q: What capitalization weighting strategy was employed by the Fund?

A: The Fund's capitalization weighting strategy apportions portfolio position sizes according to each stock's market capitalization. A very large market capitalization stock then will have a proportionately larger position size then a smaller capitalization stock. The Fund's strategy is similar to the method used to construct the S&P 500 Index, (though the Fund holds only approximately 50 stocks while the index holds 500). Variance between the Fund's performance and that of the Index is reduced through the use of similar portfolio construction strategies.


Q: Are there any particular sectors management expects to emphasize or de-emphasize in the next six months?

A: The Fund will remain diversified in almost all sectors. Basic materials, utilities and transports will not be strategic sectors due to their small representation in the S&P 500 Index and uncertain earnings prospects.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

                 Portfolio Characteristics as of April 30, 1998

               TOP TEN HOLDINGS

SECURITY                       % OF NET ASSETS
-----------------------------------------------
General Electric Co.                 15.4%
Merck & Co. Inc.                      8.2%
Lucent Technologies Inc.              5.6%
American International Group
  Inc.                                5.1%
Cisco Systems Inc.                    4.2%
Federal Home Loan Mortgage
  Corp.                               3.6%
Abbott Laboratories                   3.2%
American Express Co.                  2.7%
Ameritech Corp.                       2.6%
Allstate Corp.                        2.3%
                                     -----
Total                                52.9%

                              INVESTMENT BY SECTOR

SECTOR                         % OF NET ASSETS
-----------------------------------------------
Banks                                10.2%
Capital Goods                        19.2%
Consumer Cyclical                     3.4%
Consumer Staples                      8.4%
Financial Services                   21.6%
Healthcare                           12.0%
Technology                           18.2%
Telecommunications                    4.2%
Cash Equivalents and Other Net
  Assets                              2.8%
                                    ------
Total                               100.0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1998)

Q: How did the Schroder Small Capitalization Value Fund perform relative to the
   Russell 2000(R) Index, and its peer group funds, for the six month period ended April 30, 1998?

A: For the six month period ended April 30, 1998, the Schroder Small
   Capitalization Value Fund rose 8.74% for Investor Shares and 8.54% for Advisor Shares, compared with the Russell 2000 Index which rose 11.88%. The Lipper average of peer group funds rose 11.08% for the same period.

Q: What factors contributed to performance during the semi-annual period?

A: After significant outperformance by the Fund for the fiscal year ended
   October 31, 1997 (Fund +48.46% vs. Russell 2000 +29.33%), the Fund and the overall market corrected in the first fiscal quarter (November 1997 through January 1998). The financial crisis in Southeast Asia caused a flight to quality and liquidity in U.S. markets. In October and early November, management repositioned the Fund to reduce investments in companies with meaningful Asian exposure and to reinvest in small companies with predominantly U.S.-derived earnings. The repositioning has benefited the Fund's performance since January.

Q: The Fund's interest sensitive sectors were overweighted relative to the Russell 2000 Index for the semi-annual period ending April 30, 1998. What has attracted management to these particular sectors and do you see those trends continuing?

A: Since the onset of the Southeast Asian financial crisis, the Fund has been slightly overweighted in interest sensitive stocks. The Russell 2000 Index was heavily weighted at 31.7% in these sectors. The Fund weighting was 34.2% during the same period. While seemingly large, the category is very diverse and includes banks, insurance companies, asset gatherers, REITS and all varieties of utilities. This category, particularly in small cap, is full of well-run niche businesses selling at below average multiples with above average growth rates. In a market selling at historic high valuations, management is still identifying strong companies at valuations which we believe offer substantially more reward than risk. Finally, the category has been subject to considerable consolidation. While the very large companies grab headlines, four of the Fund's interest sensitive holdings have been acquired since last summer. Management believes that changing regulations in several of the underlying industries combined with attractive valuation levels will remain drivers for further consolidations in this sector.

Q: How is the Fund positioned for the next six months?

A: With the portfolio repositioning in the first fiscal quarter, the Fund is currently more defensively invested than throughout most of 1997. Management believes that a cautious stance is warranted given historic high market valuations, continued Asian uncertainty, and slowing corporate earnings. Management intends to maintain a focused discipline to identify well managed businesses selling at below average multiples with above average growth prospects.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

                 Portfolio Characteristics as of April 30, 1998

             TOP TEN HOLDINGS

SECURITY                       % OF NET ASSETS
-----------------------------------------------
WestPoint Stevens Inc.                3.5%
Symantec Corp.                        3.4%
Liberty Financial Cos. Inc.           3.4%
Gerber Scientific Inc.                3.4%
Policy Management Systems Corp.       3.3%
Integrated Health Services Inc.       3.2%
Tuboscope Vetco Inc.                  3.2%
Protective Life Corp.                 3.2%
Allied Capital Corp.                  3.1%
Servico Inc.                          3.0%
                                     -----
Total                                32.7%

                              INVESTMENT BY SECTOR

SECTOR                         % OF NET ASSETS
-----------------------------------------------
Banks & Finance                      10.4%
Consumer Discretionary                8.8%
Consumer Staples                     10.7%
Energy                                8.8%
Health Care                           3.2%
Insurance                            14.8%
Materials and Processing              5.9%
Producer Durables                    11.3%
Real Estate Investment Trusts         3.7%
Technology                           12.1%
Utilities                             5.6%
Cash Equivalents and Other Net
  Assets                              4.7%
                                    ------
Total                               100.0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MIDCAP VALUE FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1998)

Q: How did the Schroder MidCap Value Fund perform relative to the S&P MidCap
   400(R) Index, and its peer group of funds, for the six month period ended April 30, 1998?

A: For the six month period ended April 30, 1998, the Schroder MidCap Value Fund rose 15.73%, compared with the S&P MidCap 400 Index which rose 19.17%. The Lipper average of peer group funds rose 14.40% for the same period.

Q: What factors contributed to performance during the semi-annual period?

A: After outperforming in its first fiscal quarter of operations (the Fund was up 3.60% and the S&P MidCap 400 was up 1.03%), the Fund and the Index lagged the large cap market for the six month period ended April 30, 1998. Continuing concerns regarding the economic crisis in Southeast Asia caused investors to seek out the blue chip liquid stocks that make up the large cap indices.

   Management repositioned the Fund out of companies and industries with direct or indirect exposure to the Southeast Asian economies (i.e., energy and technology) and into companies that had a greater domestic component in their business mix or were more defensive in nature (i.e., interest rate sensitive and utilities). These changes to the Fund's composition aided its performance beginning in early January.

Q: The Asian crisis had a negative impact on the S&P 500 for the fiscal quarter ended October 31, 1997. Have mid-cap stocks felt any ripple affects from the turmoil?

A: The turmoil associated with the Asian crisis caused mid-cap stocks to underperform the S&P 500 not only in the month of October, 1997, but also for the six months ended April 30, 1998. The S&P 500 rose 22.49% from November 1, 1997 to April 30, 1998 while the S&P MidCap 400 rose 19.17%. Investors' reaction to the Asian crisis has been a flight to quality and liquidity, which has resulted in a continuation of the large cap bull market and has caused the returns in the mid-cap and small cap markets to lag behind that of the large cap markets.

Q: How is the Fund positioned for the next six months?

A: The Fund enters the second half of the fiscal year more defensively positioned than at the beginning, in response to what management believes to be continued uncertainty in the Asian economies, the historic high valuations of the large cap indices and slowing corporate earnings.

   Although liquidity and merger mania may continue to drive the large cap bull market well into 1998, management believes that by using traditional valuation measures, mid-cap stocks are still attractively valued. Management will continue to be true to our discipline and look for opportunities to add high quality names with above average growth rates to the Fund at attractive valuations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MIDCAP VALUE FUND
--------------------------------------------------------------------------------

                 Portfolio Characteristics as of April 30, 1998

             TOP TEN HOLDINGS

SECURITY                       % OF NET ASSETS
-----------------------------------------------
Integrated Health Services Inc.       3.4%
Sola International Inc.               3.4%
Symantec Corp.                        3.3%
Office Max Inc.                       3.3%
Valspar Corp.                         3.3%
Warnaco Group Inc.                    3.2%
Comdisco Inc.                         3.2%
OM Group Inc.                         3.1%
Unisys Corp.                          3.1%
Allied Capital Corp.                  3.1%
                                    ------
Total                                32.4%

          INVESTMENT BY SECTOR

SECTOR                         % OF NET ASSETS
-----------------------------------------------
Banks and Finance                    12.1%
Basic Industry                        9.2%
Capital Goods                         5.9%
Consumer Cyclical                    12.1%
Consumer Staples                     12.7%
Energy                                5.1%
Insurance                            11.5%
Technology                           15.1%
Transportation                        2.9%
Utilities                             8.3%
Cash Equivalents and Other Net
  Assets                              5.1%
                                    ------
Total                               100.0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1998)

Q: How did the Schroder Investment Grade Income Fund perform for the six month period ended April 30, 1998?

A: For the six month period ended April 30, 1998, the Schroder Investment Grade
   Income Fund rose 2.93%, compared to the Lehman Brothers Government/Corporate Index, which rose 3.64% over the same period. The Lipper average of peer group funds rose 3.29% for the same period.

Q: How has the Fund positioned itself over the past six months?

A: Changes to the Fund's sector allocations during the past six months are shown below:

                                                              OCTOBER 31, 1997    APRIL 30, 1998
                                                              ----------------    --------------
            Corporate Notes.................................        31.2%              21.7%

            Mortgage-Backed Securities......................        20.1%              20.6%

            U.S. Government Agencies........................         6.2%              10.5%

            U.S. Treasury Issues............................        38.4%              42.1%

     The Fund's holdings of corporate securities were reduced. This was due in part to the financial problems in the Asian economies which initially caused spread relationships between corporate and treasuries to widen on fears of a slowing economy and lower overall corporate profitability. The surging economy, positive rating momentum from mergers & acquisitions, and good corporate earnings reports caused corporate yield spreads to tighten, although not back to their recent historic levels. The quantity of new issue offerings surged, including many first time issuers. These issues were analyzed and a number were selectively added to the portfolio. Mortgage-backed securities performed well.

Q: Does management anticipate a rise in interest rates from the Federal Reserve
   Board in the near future?

A: Management believes that the Federal Reserve Board will continue to take a wait-and-see approach to raising interest rates. Recent economic data continue to depict an economy with strong domestic growth and no inflation. First quarter GDP growth was 4.8%, GDP-based inflation indices are the lowest seen in 35 years and the recent problems in the Southeast Asian economies appear to have minimally impacted the overall U.S. economy. While economic theory and historical data suggest a strong correlation between excessive growth rates and inflation, there are signs that the U.S. economy will begin to slow in the second quarter. If current trends toward trade deterioration and inventory accumulation continue, management expects slower domestic output growth and lower corporate profitability.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
--------------------------------------------------------------------------------

                 Portfolio Characteristics as of April 30, 1998

               TOP TEN HOLDINGS

SECURITY                        % OF NET ASSETS
-----------------------------------------------
U.S. Treasury Note                   11.6%
6.500% 10/15/06
U.S. Treasury Note                    6.8%
6.500% 05/31/02
U.S. Treasury Note                    6.4%
5.750% 08/15/03
U.S. Treasury Note                    4.4%
7.250% 08/15/04
U.S. Treasury Note                    3.8%
6.375% 05/15/00
U.S. Treasury Bond                    2.9%
6.750% 08/15/26
FNMA Note                             2.4%
6.250% 08/12/03
FNMA PC# 303909                       2.2%
7.000% 05/01/26
FNMA PC# 250030                       2.2%
7.000% 05/01/24
FNMA 1997-1 B                         2.2%
6.500% 02/18/04
                                     -----
Total                                44.9%

             INVESTMENT BY SECTOR

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Corporate Bonds                      21.7%
Mortgages                            20.6%
U.S. Government Agencies             10.5%
U.S. Treasury Issues                 42.1%
Cash Equivalents and Other Net
  Assets                              5.1%
                                    ------
Total                               100.0%

               CREDIT QUALITY

                              % OF MARKET VALUE
RATING                         OF INVESTMENTS
-----------------------------------------------
U.S. Treasury Issues                42.6%
U.S. Government Agencies            35.5%
AAA                                    0%
AA                                   6.3%
A                                    9.6%
Baa                                  6.0%
                                   ------
Total                              100.0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1998)

Q: How did the Schroder Short-Term Investment Fund perform relative to the 90 day U.S. Treasury Bill for the six month period ended April 30, 1998?

A: For the six month period ended April 30, 1998, the Schroder Short-Term
   Investment Fund had a total return of 2.23%, compared to the 90 day U.S. Treasury Bill, which had a total return of 2.63%. The Lipper average for peer group funds returned 2.70% for the same period.

Q: How has the Fund responded to changes in yield relationships during the semi-annual period?

A: The treasury yield curve from 3 months to 2 years has steepened during the last six months as technical factors have caused a liquidity squeeze in the U.S. Treasury Bill sector. As yields on U.S. Treasury Bills rallied, the Fund responded by increasing its allocation to Commercial Paper and Certificates of Deposit and Bankers Acceptances. In addition, the Fund reduced its exposure to Corporate Notes as yield spreads narrowed to take advantage of more attractive opportunities. The sector changes are highlighted below.

                                                         OCTOBER 31, 1997    APRIL 30, 1998
                                                         ----------------    --------------
       Asset & Mortgage-Backed Issues..................          8%                 9%

       Commercial Paper................................         25%                34%

       Corporate Notes.................................         27%                19%

       U.S. Government Agency Discount Notes...........          2%                 0%

       U.S. Treasury Notes & Government Agencies.......         16%                 7%

       Certificates of Deposit & Bankers Acceptances...         22%                28%

Q: What is management's view of the economic outlook for the next six months?

A: Management's forecast for real GDP growth in the second quarter is 2%, which would put year-over-year growth at just over 3%. Domestic demand should gradually slow over the remainder of the year and slowing corporate profitability should place downward pressure on capital spending and employment growth. Core inflation remains low and management anticipates that the Federal Reserve will not firm monetary policy in the next six months.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
--------------------------------------------------------------------------------

                 Portfolio Characteristics as of April 30, 1998

             TOP TEN HOLDINGS

SECURITY                        % OF NET ASSETS
-----------------------------------------------
Merrill Lynch & Co. Note              5.3%
6.520% 6/22/98
Allstate Corp. Note                   5.3%
5.875% 06/15/98
Chrysler Financial Corp. Note         4.6%
6.500% 6/15/98
Associates Corp. of NA Note           3.5%
6.000% 3/15/99
Societe Generale Yankee CD            5.5%
5.910% 9/4/98
Canadian Imperial Bank Yankee
  CD                                  3.5%
5.910% 8/28/98
Banque Nationale de Paris
  Yankee CD                           3.5%
5.800% 10/5/98
Credit Suisse Yankee CD               3.5%
5.740% 1/7/99
National Westminster Bank PLC
  Yankee CD                           3.5%
5.540% 8/3/98
Australia & New Zealand Banking
  Group Yankee CD                     3.5%
5.580% 9/14/98
                                     -----
Total                                41.7%

           INVESTMENT BY SECTOR

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Asset and Mortgage Backed
  Issues                              9.3%
Certificates of Deposit and
  Bankers Acceptances                28.1%
Commercial Paper                     33.9%
Corporate Bonds                      18.6%
U.S. Treasury Notes and
  Government Agencies                 7.0%
Cash Equivalents and Other Net
  Assets                              3.1%
                                     -----
Total                                 100%

             CREDIT QUALITY

                              % OF MARKET VALUE
RATING                         OF INVESTMENTS
-----------------------------------------------
U.S. Government Issues               16%
AAA/A1/P1                            84%
                                    ----
Total                               100%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

                                                       AVERAGE                                AVERAGE
                                                    ANNUAL RETURN                          ANNUAL RETURN
                                ONE YEAR ENDED    FROM INCEPTION TO    ONE YEAR ENDED    FROM INCEPTION TO
                                MARCH 31, 1998     MARCH 31, 1998*     APRIL 30, 1998     APRIL 30, 1998*
                                --------------    -----------------    --------------    -----------------
Schroder Large Capitalization
  Equity Fund -- Investor.....      39.19%              18.84%             33.19%              18.32%
Schroder Small Capitalization
  Value Fund -- Investor......      43.48%              19.63%             39.43%              19.41%
Schroder Small Capitalization
  Value Fund -- Advisor.......      43.13%**            19.59%**           39.03%**            19.15%**
Schroder MidCap Value Fund --
  Investor....................         --               19.90%                --               19.90%
Schroder Investment Grade
  Income Fund -- Investor.....      10.78%               5.95%              9.72%               5.92%
Schroder Short-Term Investment
  Fund -- Investor............       5.06%               4.33%              4.83%               4.31%

*From commencement of operations (February 16, 1994 for Schroder Large Capitalization Equity Fund and Schroder Small Capitalization Value Fund; August 1, 1997 for Schroder MidCap Value Fund, February 22, 1994 for Schroder Investment Grade Income Fund and January 11, 1994 for Schroder Short-Term Investment Fund)

**The total return for Advisor Shares of the Small Capitalization Value Fund reflects pro forma information (based on Investor Share performance) for periods through September 25, 1997, and actual total return for periods thereafter (the inception date of Advisor Shares of the Fund was September 26, 1997). The actual total return of Advisor Shares of the Fund from September 26, 1997 through March 31, 1998 and April 30, 1998 was 4.21% and 4.86%, respectively.

"Total Return" is calculated including reinvestment of all income dividends. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

                    ---------------------------------------

The views expressed in this report were those of the Fund's portfolio managers as of the dates specified, and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of each Fund in understanding their investments in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)

 Shares                                  Value $
 ------                                  -------
            COMMON STOCKS
            BANKS - (10.2%)
   14,300   Bank of New York,
             Incorporated                  844,594
    5,400   BankBoston Corporation         582,863
    8,700   Fifth Third Bancorp            478,500
   10,900   First Chicago NBD
             Corporation                 1,012,337
   10,300   Fleet Financial Group,
             Incorporated                  889,663
   16,700   KeyCorp New                    662,781
    8,100   National City Corporation      560,925
   28,700   Norwest Corporation          1,139,031
    8,000   Suntrust Banks,
             Incorporated                  651,500
                                       -----------
                                         6,822,194
            CAPITAL GOODS - (19.2%)
    9,600   Deere & Company                561,000
  121,200   General Electric Company    10,317,150
   20,200   Tyco International
             Limited                     1,100,900
    8,900   United Technologies
             Corporation                   876,094
                                       -----------
                                        12,855,144
            CONSUMER CYCLICAL - (3.4%)
   11,200   Carnival Corporation           779,100
   30,000   Cendant Corporation (1)        750,000
   10,700   Gannett, Incorporated          726,931
                                       -----------
                                         2,256,031
            CONSUMER STAPLES - (8.4%)
   14,500   Campbell Soup Company          744,031
   11,227   Colgate Palmolive Company    1,006,922
    6,400   CVS Corporation                472,000
   13,900   Heinz H J Company              757,550
    9,600   Kroger Company (1)             402,000
   10,900   Mattel, Incorporated           417,606
   18,000   Safeway, Incorporated (1)      688,500
   18,200   Sara Lee Corporation         1,084,038
    1,410   Vlasic Foods
             International,
             Incorporated (1)               32,518
                                       -----------
                                         5,605,165

 Shares                                  Value $
 ------                                  -------
            FINANCIAL SERVICES - (21.6%)
   10,000   Aegon                        1,328,750
   16,241   Allstate Corporation         1,563,196
   17,700   American Express Company     1,805,400
   26,100   American International
             Group, Incorporated         3,433,781
    3,400   Associates First Capital
             Corporation                   254,150
    8,500   Equitable Companies,
             Incorporated                  521,688
   26,300   Federal Home Loan
             Mortgage Corporation        1,218,019
   40,300   Federal National Mortgage
             Association                 2,412,963
    3,067   General Reinsurance
             Corporation                   685,666
    4,100   Household International,
             Incorporated                  538,894
    6,400   Marsh & Mclennan Company,
             Incorporated                  583,200
    2,300   Travelers Property
             Casualty Corporation           96,600
                                       -----------
                                        14,442,307
            HEALTHCARE - (12.0%)
   29,000   Abbott Laboratories          2,120,625
   45,500   Merck & Company,
             Incorporated                5,482,750
   11,600   Tenet Healthcare
             Corporation (1)               434,275
                                       -----------
                                         8,037,650

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 1998 (UNAUDITED)

 Shares                                  Value $
 ------                                  -------
            COMMON STOCKS
            TECHNOLOGY - (18.2%)
   11,100   Automatic Data
             Processing, Incorporated      743,006
   38,365   Cisco Systems,
             Incorporated (1)            2,810,236
   20,700   Computer Associates
             International,
             Incorporated                1,212,244
   48,800   Lucent Technologies,
             Incorporated                3,714,900
   19,900   Northern Telecom Limited     1,211,412
   10,900   Pitney Bowes,
             Incorporated                  523,200
   14,306   Sun Microsystems,
             Incorporated (1)              589,228
   12,335   Xerox Corporation            1,400,022
                                       -----------
                                        12,204,248
            TELECOMMUNICATIONS - (4.2%)
   19,200   Airtouch Communications,
             Incorporated (1)            1,020,000
   41,600   Ameritech Corporation        1,770,600
                                       -----------
                                         2,790,600
                                       -----------
            TOTAL COMMON STOCKS
             (Cost $55,015,531) - 97.2% 65,013,339
                                       -----------

 Shares                                  Value $
 ------                                  -------
            SHORT TERM
             INVESTMENT - (2.8%)
1,872,190   SSgA U.S. Government Fund
             5.190% (2)
             (Cost $1,872,190) - 2.8%    1,872,190
                                       -----------
            TOTAL INVESTMENTS
             (Cost
             $56,887,721) - 100.0%      66,885,529
            OTHER ASSETS LESS
             LIABILITIES - 0.0%              5,427
                                       -----------
            NET ASSETS - 100.0%        $66,890,956
                                       ===========

(1) Denotes non-income producing security.

(2) Interest rate shown is the 7 day yield as of April 30, 1998.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)

 Shares                                 Value $
 ------                                 -------
            COMMON STOCKS
            BANKS &
             FINANCE - (10.4%)
  131,600   Allied Capital
             Corporation                 3,421,600
   25,400   Bank United Corporation      1,314,450
   54,200   Eaton Vance Corporation      2,655,800
   21,400   GBC Bancorp                  1,364,250
  138,120   Sovereign Bancorp,
             Incorporated                2,607,015
                                      ------------
                                        11,363,115
            CONSUMER DISCRETIONARY - (8.8%)
    1,800   Friendly Ice Cream
             Corporation (1)                45,675
    8,400   Kroll-O'Gara Company (1)       172,200
  170,000   Servico, Incorporated
             (1)                         3,315,000
   60,000   Valassis Communications,
             Incorporated (1)            2,355,000
  113,500   WestPoint Stevens,
             Incorporated (1)            3,802,250
                                      ------------
                                         9,690,125
            CONSUMER STAPLES - (10.7%)
   80,100   Alpharma, Incorporated       1,822,275
   52,000   CACI, Incorporated (1)       1,140,750
  101,600   Casey's General Stores,
             Incorporated                1,663,700
   13,400   Dynamics Research
             Corporation                   185,925
  199,300   Sensormatic Electronics
             Corporation                 3,114,063
   62,700   Sola International,
             Incorporated (1)            2,664,750
   73,500   Tokheim Corporation (1)      1,166,813
                                      ------------
                                        11,758,276
            ENERGY - (8.8%)
  171,600   Patina Oil & Gas
             Corporation                 1,201,200
  145,400   Plains Resources,
             Incorporated (1)            3,053,400
   91,700   Snyder Oil Corporation       1,954,356
  146,700   Tuboscope Vetco,
             Incorporated (1)            3,474,956
                                      ------------
                                         9,683,912

 Shares                                 Value $
 ------                                 -------
            HEALTH CARE - (3.2%)
   91,000   Integrated Health
             Services, Incorporated      3,509,187
                                      ------------
            INSURANCE - (14.8%)
   54,060   Delphi Financial Group,
             Incorporated                3,081,420
   94,300   Horace Mann Educators
             Corporation                 3,241,562
   93,000   Liberty Financial
             Companies, Incorporated     3,725,812
   93,400   Protective Life
             Corporation                 3,467,475
   47,200   Vesta Insurance Group,
             Incorporated                2,672,700
                                      ------------
                                        16,188,969
            MATERIALS AND PROCESSING - (5.9%)
   60,500   Minerals Technologies,
             Incorporated                3,293,469
   70,900   OM Group, Incorporated       3,141,756
                                      ------------
                                         6,435,225
            PRODUCER DURABLES - (11.3%)
  146,000   Gerber Scientific,
             Incorporated                3,723,000
   58,600   Kollmorgen Corporation       1,230,600
   76,700   Roper Industries,
             Incorporated                2,377,700
   56,000   Stone & Webster,
             Incorporated                2,499,000
  114,000   Valmont Industries,
             Incorporated                2,536,500
                                      ------------
                                        12,366,800
            TECHNOLOGY - (12.1%)
  200,000   Data General Corporation
             (1)                         3,050,000
   45,500   Policy Management
             Systems Corporation (1)     3,668,438
  320,500   Sybase, Incorporated (1)     2,734,266
  129,500   Symantec Corporation (1)     3,755,500
                                      ------------
                                        13,208,204

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 1998 (UNAUDITED)

 Shares                                   Value $
 ------                                   -------
            COMMON STOCKS
            UTILITIES - (5.6%)
   32,500   Aquarion Company               1,054,219
   45,500   Idaho Power Company            1,620,937
   38,100   Nevada Power Company             935,831
   76,300   Philadelphia Suburban
             Corporation                   1,611,838
   34,500   Southern Union Company           905,625
                                        ------------
                                           6,128,450
                                        ------------
            TOTAL COMMON STOCKS
             (Cost $75,487,679) - 91.6%  100,332,263
                                        ------------
            REAL ESTATE INVESTMENT
              TRUSTS - (3.7%)
   31,900   JDN Realty Corporation         1,014,819
   46,300   MGI Properties,
             Incorporated                  1,122,775
  126,000   Sunstone Hotel
             Investors, Incorporated       1,953,000
                                        ------------
                                           4,090,594
            TOTAL REAL ESTATE INVESTMENT
              TRUSTS
             (Cost $4,263,446) - 3.7%      4,090,594
                                        ------------

 Shares                                        Value $
 ------                                        -------
            SHORT TERM INVESTMENTS - (6.1%)
1,731,211   SSgA Money Market Fund
             5.223% (2)                       1,731,211
4,902,708   SSgA U.S. Government
             Fund 5.190% (2)                  4,902,708
                                           ------------
            TOTAL SHORT TERM
             INVESTMENTS
             (Cost $6,633,919) - 6.1%         6,633,919
                                           ------------
            TOTAL INVESTMENTS (Cost
             $86,385,044) - 101.4%          111,056,776
            LIABILITIES IN EXCESS OF
             OTHER ASSETS - (1.4)%           (1,479,646)
                                           ------------
            NET ASSETS - 100.0%            $109,577,130
                                           ============

(1) Denotes non-income producing security.
(2) Interest rate shown is the 7 day yield as of April 30, 1998.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MIDCAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)

 Shares                                  Value $
 ------                                  -------
            COMMON STOCKS
            BANKS & FINANCE - (12.1%)
   15,700   Allied Capital
             Corporation                   408,200
    7,100   Colonial BancGroup,
             Incorporated                  254,713
    5,400   Peoples Heritage
             Financial Group,
             Incorporated                  260,550
   14,400   Sovereign Bancorp,
             Incorporated                  271,800
   16,000   Waddell & Reed Financial,
             Incorporated                  396,000
                                       -----------
                                         1,591,263
            BASIC INDUSTRY - (9.2%)
    6,700   Cytec Industries,
             Incorporated (1)              366,825
    9,300   OM Group, Incorporated         412,106
   10,700   Valspar Corporation            426,663
                                       -----------
                                         1,205,594
            CAPITAL GOODS - (5.9%)
   12,500   American Power Conversion
             Corporation (1)               402,344
   12,200   Roper Industries,
             Incorporated                  378,200
                                       -----------
                                           780,544
            CONSUMER CYCLICAL - (12.1%)
    9,400   Meredith Corporation           404,200
   18,000   Prime Hospitality
             Corporation (1)               372,375
   10,100   Valassis Communications,
             Incorporated (1)              396,425
    9,900   Warnaco Group,
             Incorporated                  418,275
                                       -----------
                                         1,591,275
            CONSUMER STAPLES - (12.7%)
   11,700   Integrated Health
             Services, Incorporated        451,181
   23,100   Office Max, Incorporated
             (1)                           434,569
   10,500   Sola International,
             Incorporated (1)              446,250
   13,200   Sunbeam Corporation            331,650
                                       -----------
                                         1,663,650

 Shares                                  Value $
 ------                                  -------
            ENERGY - (5.1%)
   14,800   Pioneer Natural Resources
             Company                       354,275
    6,400   Weatherford Enterra,
             Incorporated (1)              320,400
                                       -----------
                                           674,675
            INSURANCE - (11.5%)
    9,000   Liberty Financial
             Companies, Incorporated       360,562
    8,600   Nationwide Financial
             Services, Incorporated        373,025
   10,400   Protective Life
             Corporation                   386,100
    9,900   Provident Company,
             Incorporated                  386,719
                                       -----------
                                         1,506,406
            TECHNOLOGY - (15.1%)
    9,400   Comdisco, Incorporated         415,950
   20,600   Data General Corporation
             (1)                           314,150
    5,000   Policy Management Systems
             Corporation (1)               403,125
   15,000   Symantec Corporation (1)       435,000
   18,200   Unisys Corporation (1)         408,362
                                       -----------
                                         1,976,587
            TRANSPORTATION - (2.9%)
    9,700   CNF Transportation,
             Incorporated                  374,663
                                       -----------
            UTILITIES - (8.3%)
   12,000   American Water Works,
             Incorporated                  359,250
    9,000   Ipalco Enterprises             392,062
    7,000   New Century Energies,
             Incorporated                  332,500
                                       -----------
                                         1,083,812
                                       -----------
            TOTAL COMMON STOCKS
             (Cost $10,794,024) - 94.9% 12,448,469
                                       -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MIDCAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

 Shares                                  Value $
---------                              -----------
            SHORT TERM
             INVESTMENTS - (5.3%)
  116,062   SSgA Money Market Fund
             5.223% (2)                    116,062
  582,098   SSgA U.S. Government Fund
             5.190% (2)                    582,098
                                       -----------
            TOTAL SHORT TERM
             INVESTMENTS
             (Cost $698,160) - 5.3%        698,160
                                       -----------
            TOTAL INVESTMENTS
             (Cost
             $11,492,184) - 100.2%      13,146,629
            LIABILITIES IN EXCESS OF
             OTHER ASSETS - (0.2)%         (25,807)
                                       -----------
            NET ASSETS - 100.0%        $13,120,822
                                       ===========

(1) Denotes non-income producing security.
(2) Interest rate shown is the 7 day yield as of April 30, 1998.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)

Principal
Amount $                                Value $
---------                               -------
            GOVERNMENT AND AGENCY
             SECURITIES
            FEDERALLY CHARTERED - (10.5%)
            Federal Home Loan Banks
  375,000    5.625% 03/19/2001            373,155
  400,000    5.700% 01/22/2008            390,924
            Federal National
             Mortgage Association
  400,000    6.240% 01/29/2008            397,360
  650,000    6.250% 08/12/2003            643,890
  500,000    6.320% 12/23/2003            495,285
  500,000    6.400% 09/27/2005            512,980
                                      -----------
                                        2,813,594
            U. S. GOVERNMENT
             SECURITIES - (42.1%)
            United States Treasury
             Bonds
  495,000    6.250% 08/15/2023            508,979
  700,000    6.750% 08/15/2026            768,943
  500,000    7.125% 02/15/2023            569,205
            United States Treasury
             Notes
1,695,000    5.750% 08/15/2003          1,701,712
  360,000    6.250% 06/30/2002            367,610
1,000,000    6.375% 05/15/2000          1,015,090
1,750,000    6.500% 05/31/2002          1,802,168
2,950,000    6.500% 10/15/2006          3,092,367
  200,000    7.000% 07/15/2006            215,876
1,075,000    7.250% 08/15/2004          1,161,312
                                      -----------
                                       11,203,262
                                      -----------
            TOTAL GOVERNMENT AND
             AGENCY SECURITIES
            (Cost $13,605,642)
                          - 52.6%      14,016,856
                                      -----------
            MORTGAGE BACKED
             SECURITIES
            COLLATERALIZED MORTGAGE
             OBLIGATIONS - (9.5%)
            Federal Home Loan
             Mortgage Corporation
  250,000    Series 1698 Class 1698
             G 6.000% 05/15/2008          249,107
  400,000    Series G024 Class G024
             VB 6.500% 07/25/2010         401,875

Principal
Amount $                                Value $
---------                               -------
            COLLATERALIZED MORTGAGE
             OBLIGATIONS - (CONTINUED)
  500,000    Series 1543 Class 1543
             PJ 7.000% 10/15/2022         510,320
            Federal National
             Mortgage Association
  575,000    Tranche 1997 1 Class B
             6.500% 02/18/2004            583,728
  250,000    Tranche 1997 1 Class B
             6.500% 12/18/2011            249,753
  500,000    Series 1997 25 Class VB
             7.000% 09/18/2012            522,900
                                      -----------
                                        2,517,683
            MORTGAGE PASS-THROUGH
             SECURITIES - (11.1%)
  421,249   Federal Home Loan
             Mortgage Corporation
             Pool # G00432 8.000%
             01/01/2026                   436,650
            Federal National
             Mortgage Association
  487,421    Pool # 303945 7.000%
             12/01/2010                   496,560
  585,677    Pool # 250030 7.000%
             05/01/2024                   592,448
  586,569    Pool # 303909 7.000%
             05/01/2026                   593,350
            Government National
             Mortgage Association
  505,477    Pool # 780350 6.500%
             05/15/2009                   511,952
  319,918    Pool # 423825 8.000%
             6/15/2026                    332,215
                                      -----------
                                        2,963,175
                                      -----------
            TOTAL MORTGAGE BACKED SECURITIES
            (Cost
             $5,284,621) - 20.6%        5,480,858
                                      -----------
            CORPORATE BONDS
            COMMUNICATION SERVICES - (1.7%)
  410,000   WorldCom, Incorporated
             7.750% 04/01/2007            442,763
                                      -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 1998 (UNAUDITED)

Principal
Amount $                                Value $
---------                               -------
            CORPORATE BONDS
            FINANCE & BANKING - (12.3%)
 200,000    Associates Corporation
             of North America 5.960%
             05/15/2037                   201,238
 400,000    Case Credit Corporation
             6.750% 10/21/2007            407,252
 500,000    Dean Witter Discover &
             Company 6.875%
             03/01/2003                   512,985
            General Motors
             Acceptance Corporation
 300,000     6.750% 07/18/2003            306,003
 250,000     6.750% 10/06/2003            255,195
 500,000    Mellon Financial Company
             6.375% 02/15/2010            493,875
 400,000    Merrill Lynch & Company,
             Incorporated 6.640%
             09/19/2002                   406,000
 100,000    NCNB Corporation 10.200%
             07/15/2015                   134,268
 550,000    Sears Roebuck Acceptance
             Corporation 6.950%
             05/15/2002                   563,508
                                      -----------
                                        3,280,324
            INDUSTRIALS - (1.2%)
 320,000    Nabisco, Incorporated
             7.050% 07/15/2007            328,877
                                      -----------
            INSURANCE - (1.1%)
 280,000    Old Republic
             International
             Corporation 7.000%
             06/15/2007                   290,847
                                      -----------

Principal
Amount $                                        Value $
---------                                       -------
            LEISURE TIME - (3.1%)
 495,000    Royal Caribbean Cruises,
             Limited 8.250%
             04/01/2005                           535,115
 250,000    Time Warner,
             Incorporated 8.180%
             08/15/2007                           275,945
                                              -----------
                                                  811,060
            OIL - (2.3%)
 243,800    Chevron Corporation
             8.110% 12/01/2004                    259,620
 350,000    Enterprise Oil 6.700%
             09/15/2007                           353,105
                                              -----------
                                                  612,725
                                              -----------
            TOTAL CORPORATE BONDS
            (Cost $5,574,458) - 21.7%           5,766,596
                                              -----------

 Shares
---------
            SHORT TERM INVESTMENT -  (4.1%)
1,093,417   SSgA U.S. Government
             Fund 5.190% (1) (Cost
             $1,093,417) - 4.1%                 1,093,417
                                              -----------
            TOTAL INVESTMENTS
             (Cost
             $25,558,138) - 99.0%              26,357,727
            OTHER ASSETS LESS
             LIABILITIES - 1.0%                   270,700
                                              -----------
            NET ASSETS - 100.0%               $26,628,427
                                              ===========

(1) Interest rate shown is the 7 day yield as of April 30, 1998.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)

Principal
Amount $                                 Value $
---------                                -------
            ASSET BACKED SECURITY
            MISCELLANEOUS - (2.8%)
  783,620   California Infrastructure
             Series 1997-1 Class A1
             5.980% 12/26/2000
            (Cost $783,561) - 2.8%         784,090
                                       -----------
            GOVERNMENT AND
             AGENCY SECURITIES
            COLLATERALIZED MORTGAGE
             OBLIGATIONS - (6.5%)
  939,850   Federal Home Loan
             Mortgage
             Corporation, REMIC
             Series 2020 Class A
             6.250% 02/15/2008             942,200
            Federal Home Loan
             Mortgage
             PC Guaranteed
  778,892   Series 1386 Class B
             6.000% 12/15/2005             777,817
  127,518   Series 1479 Class D
             6.000% 02/15/2013             127,242
                                       -----------
                                         1,847,259
            FEDERAL AGENCIES - (3.5%)
1,000,000   Federal Home Loan Bank
             5.310% 11/30/1998             998,820
                                       -----------
            U.S. GOVERNMENT SECURITIES - (3.5%)
1,000,000   United States Treasury
             Notes
             5.500% 02/29/2000             998,540
                                       -----------
            TOTAL GOVERNMENT
             AND AGENCY SECURITIES
            (Cost $3,841,172) - 13.5%    3,844,619
                                       -----------
            CORPORATE BONDS
            FINANCIAL SERVICES - (18.6%)
1,500,000   Allstate Corporation
             5.875% 06/15/1998           1,499,783
1,000,000   Associates Corporation of
             North America
             6.000% 03/15/1999           1,000,070
1,300,000   Chrysler Financial
             Corporation
             6.500% 06/15/1998           1,300,780

Principal
Amount $                                 Value $
---------                                -------
            FINANCIAL SERVICES - (continued)
1,500,000   Merrill Lynch & Company,
             Incorporated
             6.520% 06/22/1998           1,501,012
                                       -----------
            TOTAL CORPORATE BONDS
             (Cost $5,303,618) -18.6%    5,301,645
                                       -----------
            COMMERCIAL PAPER
            FINANCIAL
             SERVICES - (33.9%)
1,000,000   Dean Witter Discover &
             Company
             5.350% 07/28/1998             986,531
1,000,000   Ford Motor Credit Company
             5.400% 10/08/1998             975,511
1,000,000   General Electric Capital
             Corporation
             5.340% 07/15/1998             988,521
1,000,000   General Motors Acceptance
             Corporation
             5.400% 07/29/1998             986,378
1,000,000   IBM Credit Corporation
             5.400% 10/09/1998             975,358
1,000,000   John Deere Capital
             Corporation
             5.360% 08/10/1998             984,541
1,000,000   Nationsbank Corporation
             5.350% 07/07/1998             989,745
1,000,000   Province de Quebec
             5.420% 10/16/1998             974,287
1,000,000   Prudential Funding
             Corporation
             5.370% 08/28/1998             981,786
  800,000   Sears Roebuck Acceptance
             Corporation
             5.360% 07/02/1998             792,408
                                       -----------
            TOTAL COMMERCIAL PAPER
            (Cost $9,638,874) - 33.9%    9,635,066
                                       -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 1998 (UNAUDITED)

Principal
Amount $                                 Value $
---------                                -------
            BANKERS ACCEPTANCE - (7.0%)
1,000,000   Bayerische Vereinsbank AG
             5.700% 10/06/1998             999,156
1,000,000   Chase Manhattan
             Corporation
             5.450% 06/29/1998             991,003
                                       -----------
            TOTAL BANKERS ACCEPTANCE
            (Cost $1,991,272) - 7.0%     1,990,159
                                       -----------
            CERTIFICATES OF
             DEPOSIT - (21.1%)
1,000,000   Australia & New Zealand
             Banking
             5.580% 09/14/1998             999,359
1,000,000   Banque National de Paris
             5.800% 10/05/1998             999,561
1,000,000   Canadian Imperial Bank of
             Commerce
             5.910% 08/28/1998             999,901
1,000,000   Credit Suisse Yankee
             5.740% 01/07/1999             999,505
1,000,000   National Westminster Bank
             PLC
             5.540% 08/03/1998             999,355
1,000,000   Societe Generale
             5.910% 09/04/1998             999,917
                                       -----------
            TOTAL CERTIFICATES OF
             DEPOSIT
             (Cost $6,000,732) -21.1%    5,997,598
                                       -----------

Principal
Amount $                                 Value $
---------                                -------
            SHORT TERM
             INVESTMENT - (2.1%)
 597,601    SSgA U.S. Government Fund
             5.190% (1)
             (Cost $597,601) - 2.1%        597,601
                                       -----------
            TOTAL INVESTMENTS
             (Cost
             $28,156,830) - 99.0%       28,150,778
            OTHER ASSETS LESS
             LIABILITIES - 1.0%            283,651
                                       -----------
            NET ASSETS - 100.0%        $28,434,429
                                       ===========

(1) Interest rate shown is the 7 day yield as of April 30, 1998.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

                                 LARGE            SMALL
                             CAPITALIZATION   CAPITALIZATION     MIDCAP       INVESTMENT    SHORT-TERM
                                 EQUITY           VALUE           VALUE      GRADE INCOME   INVESTMENT
                                  FUND             FUND           FUND           FUND          FUND
                             --------------   --------------   -----------   ------------   -----------
ASSETS
  Investments in
     securities, at value -
     Note 2................   $66,885,529      $111,056,776    $13,146,629   $26,357,727    $28,150,778
  Dividends receivable.....        58,343            88,228         10,135             0              0
  Interest receivable......           891             7,687            723       307,474        376,986
  Receivable for securities
     sold..................             0            59,254              0             0              0
  Receivable for trust
     shares sold...........        15,622            50,606         26,181         4,840          9,527
  Deferred organizational
     costs.................        10,593            10,593         18,707        11,146          8,907
  Prepaid expenses.........        13,550            20,755          7,365        10,810          8,473
  Due from Schroder Capital
     Management Inc. - Note
     3.....................             0             1,647          9,864             0          1,197
                              -----------      ------------    -----------   -----------    -----------
       TOTAL ASSETS........    66,984,528       111,295,546     13,219,604    26,691,997     28,555,868
LIABILITIES
  Payable for securities
     purchased.............             0         1,451,808              0             0              0
  Payable for trust shares
     redeemed..............             0           118,747              0             0         59,140
  Advisory fee payable -
     Note 3................        26,951            84,571          9,272             0          9,217
  Shareholder servicing fee
     payable - Note 4......             0                33              0             0              0
  Accounts payable and
     accrued expenses......        66,621            63,257         89,510        61,720         53,082
  Dividends payable........             0                 0              0         1,850              0
                              -----------      ------------    -----------   -----------    -----------
       TOTAL LIABILITIES...        93,572         1,718,416         98,782        63,570        121,439
                              -----------      ------------    -----------   -----------    -----------
       NET ASSETS..........   $66,890,956      $109,577,130    $13,120,822   $26,628,427    $28,434,429
                              ===========      ============    ===========   ===========    ===========
NET ASSETS
  Capital paid-in..........   $47,169,681      $ 78,319,627    $11,458,623   $25,735,838    $28,553,006
  Undistributed
     (distributions in
     excess of) net
     investment income.....         7,128           (27,768)         5,295        (5,131)        (4,798)
  Accumulated net realized
     gain (loss) on
     investments...........     9,716,339         6,613,539          2,459        98,131       (107,727)
  Net unrealized
     appreciation
     (depreciation) of
     investments...........     9,997,808        24,671,732      1,654,445       799,589         (6,052)
                              -----------      ------------    -----------   -----------    -----------
       NET ASSETS..........   $66,890,956      $109,577,130    $13,120,822   $26,628,427    $28,434,429
                              ===========      ============    ===========   ===========    ===========

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (continued)
April 30, 1998 (UNAUDITED)

                                 LARGE            SMALL
                             CAPITALIZATION   CAPITALIZATION     MIDCAP       INVESTMENT    SHORT-TERM
                                 EQUITY           VALUE           VALUE      GRADE INCOME   INVESTMENT
                                  FUND             FUND           FUND           FUND          FUND
                             --------------   --------------   -----------   ------------   -----------
Investor Class:
  Net Assets...............   $66,890,956      $109,566,164    $13,120,822   $26,628,427    $28,434,429
  Net asset value, offering
     and redemption price
     per share.............   $     14.30      $      16.19    $     11.99   $      9.79    $      9.85
Total shares outstanding at
  end of period............     4,679,164         6,767,128      1,093,982     2,719,671      2,885,293
Advisor Class:
  Net Assets...............            --      $     10,966             --            --             --
  Net asset value, offering
     and redemption price
     per share.............            --      $      16.15             --            --             --
Total shares outstanding at
  end of period............            --               679             --            --             --
Cost of securities.........   $56,887,721      $ 86,385,044    $11,492,184   $25,558,138    $28,156,830

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

                                   LARGE            SMALL
                               CAPITALIZATION   CAPITALIZATION     MIDCAP      INVESTMENT    SHORT-TERM
                                   EQUITY           VALUE          VALUE      GRADE INCOME   INVESTMENT
                                    FUND             FUND           FUND          FUND          FUND
                               --------------   --------------   ----------   ------------   ----------
INVESTMENT INCOME
  Dividend income............    $  310,483       $  475,806     $   66,676     $      0      $      0
  Interest income............        40,024          119,359         15,833      866,067       804,663
                                 ----------       ----------     ----------     --------      --------
       TOTAL INCOME..........       350,507          595,165         82,509      866,067       804,663
EXPENSES
  Investment advisory fees
      - Note 3...............       192,318          458,584         51,423       67,081        55,040
  Shareholder servicing
     fee - Note 4............             0               33              0            0             0
  Administrative fees - Note
     3.......................        34,339           62,112         17,149       19,607        19,894
  Custodian fees.............        20,498           24,778         21,781       19,311        16,125
  Audit fees.................         7,678            7,672          7,687        7,687         7,687
  Legal fees.................         8,601            8,598          6,377        8,642         8,641
  Printing expenses..........         3,594            3,575          5,013        3,571         3,571
  Trustees fees - Note 5.....         4,432            4,432          3,838        4,449         4,449
  Transfer agent fees........        34,761           36,503         17,813       25,944        26,357
  Organizational expenses....         5,193            5,193          9,141        4,980         4,785
  Registration fees..........         8,233            7,726          3,470        7,805         7,623
  Insurance..................         3,625            5,596            146        1,799         2,431
  Other......................         1,332            1,435          1,645        1,012         1,063
  Expenses borne by Schroder
     Capital Management
     Inc. - Note 3...........             0           (3,327)       (68,269)     (19,660)      (16,129)
  Expenses waived by Schroder
     Capital Management
     Inc. - Note 3...........       (13,602)               0              0      (11,009)            0
                                 ----------       ----------     ----------     --------      --------
       TOTAL EXPENSES........       311,002          622,910         77,214      141,219       141,537
                                 ----------       ----------     ----------     --------      --------
       NET INVESTMENT INCOME
          (LOSS).............        39,505          (27,745)         5,295      724,848       663,126
                                 ----------       ----------     ----------     --------      --------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain on
     investments.............     9,761,181        6,643,787        146,834      143,607         1,234
  Change in net unrealized
     appreciation
     (depreciation) of
     investments.............      (764,876)       1,963,170      1,596,098      (77,624)      (32,012)
                                 ----------       ----------     ----------     --------      --------
  NET GAIN (LOSS)............     8,996,305        8,606,957      1,742,932       65,983       (30,778)
                                 ----------       ----------     ----------     --------      --------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS.................    $9,035,810       $8,579,212     $1,748,227     $790,831      $632,348
                                 ==========       ==========     ==========     ========      ========

See notes to financial statements.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally)















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
APRIL 30, 1998

                                        LARGE CAPITALIZATION             SMALL CAPITALIZATION
                                             EQUITY FUND                      VALUE FUND
                                      -------------------------       --------------------------
                                      SIX MONTHS       YEAR            SIX MONTHS       YEAR
                                         ENDED         ENDED             ENDED          ENDED
                                        4/30/98      10/31/97           4/30/98       10/31/97
                                      -----------   -----------       ------------   -----------
                                      (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
  From operations:
     Net investment income (loss)...  $   39,505    $   323,538       $    (27,745)  $  (278,667)
     Net realized gain (loss) on
       investments..................   9,761,181      8,236,625          6,643,787    15,073,103
     Change in net unrealized
       appreciation (depreciation)
       of investments...............    (764,876)     3,525,651          1,963,170    13,740,928
                                      -----------   -----------       ------------   -----------
  Net increase (decrease) in net
     assets resulting from
     operations.....................   9,035,810     12,085,814          8,579,212    28,535,364
  Net equalization credits..........           0              0                  0             0
  Dividends and distributions to
     Investor Shareholders:
     From net investment income.....    (267,881)      (386,573)                 0             0
     From net realized capital
       gains........................  (8,235,872)    (2,294,529)       (14,815,244)   (5,368,195)
  Dividends and distributions to
     Advisor Shareholders:
     From net investment income.....          --             --                  0             0
     From net realized capital
       gains........................          --             --             (3,017)            0
     Net increase (decrease) from
       Investor share
       transactions.................  20,806,659     (6,757,731)        19,093,180    24,925,518
     Net increase (decrease) from
       Advisor share transactions...          --             --            (42,219)       58,347
                                      -----------   -----------       ------------   -----------
     TOTAL INCREASE (DECREASE)......  21,338,716      2,646,981         12,811,912    48,151,034
  Net Assets
     Beginning of period............  45,552,240     42,905,259         96,765,218    48,614,184
                                      -----------   -----------       ------------   -----------
     End of period..................  $66,890,956   $45,552,240       $109,577,130   $96,765,218
                                      ===========   ===========       ============   ===========
Including undistributed
  (distributions in excess of) net
  investment income.................  $    7,128    $   235,504       $    (27,768)  $       (23)

(1) For the period August 1, 1997 (commencement of investment operations) through October 31, 1997

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (continued)
APRIL 30, 1998

              MIDCAP VALUE              INVESTMENT GRADE               SHORT-TERM
                  FUND                     INCOME FUND               INVESTMENT FUND
       --------------------------   -------------------------   -------------------------
       SIX MONTHS       PERIOD      SIX MONTHS       YEAR       SIX MONTHS       YEAR
          ENDED         ENDED          ENDED         ENDED         ENDED         ENDED
         4/30/98     10/31/97 (1)     4/30/98      10/31/97       4/30/98      10/31/97
       -----------   ------------   -----------   -----------   -----------   -----------
       (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
       $    5,295    $    (8,680)   $  724,848    $ 1,336,280   $  663,126    $ 1,442,775
          146,834       (144,375)      143,607        (45,129)       1,234         (4,609)
        1,596,098         58,347       (77,624)       535,056      (32,012)         8,461
       -----------   -----------    -----------   -----------   -----------   -----------
        1,748,227        (94,708)      790,831      1,826,207      632,348      1,446,627
                0              0           428          2,056            0              0
                0              0      (726,102)    (1,335,618)    (668,901)    (1,442,734)
                0              0             0       (246,670)           0              0
               --             --            --             --           --             --
               --             --            --             --           --             --
        1,307,079     10,160,224      (119,666)     2,729,362    1,124,676     (3,184,155)
               --             --            --             --           --             --
       -----------   -----------    -----------   -----------   -----------   -----------
        3,055,306     10,065,516       (54,509)     2,975,337    1,088,123     (3,180,262)
       10,065,516              0    26,682,936     23,707,599   27,346,306     30,526,568
       -----------   -----------    -----------   -----------   -----------   -----------
       $13,120,822   $10,065,516    $26,628,427   $26,682,936   $28,434,429   $27,346,306
       ===========   ===========    ===========   ===========   ===========   ===========
       $    5,295    $         0    $   (5,131)   $    (4,305)  $   (4,798)   $       977

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                       SIX MONTHS                                       PERIOD
                                         ENDED            YEAR ENDED OCTOBER 31,         ENDED
                                       APRIL 30,        ---------------------------   OCTOBER 31,
                                        1998 (1)         1997      1996      1995      1994 (2)
                                       ----------       -------   -------   -------   -----------
NET ASSET VALUE AT BEGINNING OF
  PERIOD.............................   $ 14.48         $ 12.18   $ 11.12   $  9.45     $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income..............      0.01            0.10      0.11      0.11        0.06(3)
  Net Realized and Unrealized Gain
     (Loss) on Investments...........      2.54            3.04      1.92      1.63       (0.61)
                                        -------         -------   -------   -------     -------
  TOTAL FROM INVESTMENT OPERATIONS...      2.55            3.14      2.03      1.74       (0.55)
                                        -------         -------   -------   -------     -------
LESS DISTRIBUTIONS:
  From Net Investment Income.........     (0.09)          (0.11)    (0.13)    (0.07)       0.00
  From Net Realized Capital Gains....     (2.64)          (0.73)    (0.84)     0.00        0.00
                                        -------         -------   -------   -------     -------
  Total Distributions................     (2.73)          (0.84)    (0.97)    (0.07)       0.00
                                        -------         -------   -------   -------     -------
NET ASSET VALUE AT END OF PERIOD.....   $ 14.30         $ 14.48   $ 12.18   $ 11.12     $  9.45
                                        =======         =======   =======   =======     =======
TOTAL RETURN.........................     20.13%(4)       26.18%    19.30%    18.63%      (5.50)%(4)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period
     (000's).........................   $66,891         $45,552   $42,905   $38,088     $21,309
  Ratio of Operating Expenses to
     Average Net Assets..............      1.21%(3)(5)     1.23%     1.26%     1.40%(3)    1.30%(3)(5)
  Ratio of Net Investment Income to
     Average Net Assets..............      0.15%(5)        0.63%     0.94%     1.27%       1.37%(5)
  Portfolio Turnover Rate............     85.12%(4)       64.91%    56.83%    83.15%     102.56%(4)
  Average Commission per Share (6)...   $  0.04         $  0.06   $  0.06        --          --

(1) Unaudited.
(2) For the period February 16, 1994 (commencement of investment operations) through October 31, 1994.
(3) Net Investment Income is after reimbursement of certain expenses and/or a management fee waiver by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay, reimburse or waive expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1998 - $0.01 and 1.26%, 1995 - $0.11 and 1.45%;
    1994 - $0.02 and 2.17%, respectively.
(4) Not annualized.
(5) Annualized.
(6) For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for trades which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.



See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND - INVESTOR SHARES
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                        SIX MONTHS                                      PERIOD
                                          ENDED           YEAR ENDED OCTOBER 31,         ENDED
                                        APRIL 30,       ---------------------------   OCTOBER 31,
                                         1998 (1)        1997      1996      1995      1994 (2)
                                        ----------      -------   -------   -------   -----------
NET ASSET VALUE AT BEGINNING OF
  PERIOD..............................   $  17.67       $ 13.05   $ 10.77   $  9.77     $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)........      (0.00)        (0.05)    (0.05)    (0.03)       0.00(3)
  Net Realized and Unrealized Gain
     (Loss) on Investments............       0.79          5.65      2.34      1.03       (0.23)
                                         --------       -------   -------   -------     -------
  TOTAL FROM INVESTMENT OPERATIONS....       0.79          5.60      2.29      1.00       (0.23)
                                         --------       -------   -------   -------     -------
LESS DISTRIBUTIONS:
  From Net Realized Capital Gains.....      (2.27)        (0.98)    (0.01)     0.00        0.00
                                         --------       -------   -------   -------     -------
  Total Distributions.................      (2.27)        (0.98)    (0.01)     0.00        0.00
                                         --------       -------   -------   -------     -------
NET ASSET VALUE AT END OF PERIOD......   $  16.19       $ 17.67   $ 13.05   $ 10.77     $  9.77
                                         ========       =======   =======   =======     =======
TOTAL RETURN..........................       8.74%(4)     48.46%    21.17%    10.27%      (2.30)%(4)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period
     (000's)..........................   $109,566       $96,709   $48,614   $47,929     $21,193
  Ratio of Operating Expenses to
     Average Net Assets...............       1.29%(5)      1.32%     1.43%     1.56%(3)    1.45%(3)(5)
  Ratio of Net Investment Income to
     Average Net Assets...............      (0.06)%(5)    (0.36)%   (0.34)%   (0.29)%      0.17%(5)
  Portfolio Turnover Rate.............      34.69%(4)     77.48%    81.63%    45.74%      18.53%(4)
  Average Commission per Share (6)....   $   0.06       $  0.06   $  0.06        --          --

(1) Unaudited.
(2) For the period February 16, 1994 (commencement of investment operations) through October 31, 1994.
(3) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1995 - $(0.03) and 1.62%; 1994 - $(0.04) and 3.15%, respectively.
(4) Not annualized.
(5) Annualized.
(6) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for trades which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.




See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND - ADVISOR SHARES
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR AN ADVISOR SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   SIX MONTHS         PERIOD
                                                                     ENDED             ENDED
                                                                   APRIL 30,        OCTOBER 31,
                                                                    1998 (1)         1997 (2)
                                                                   ----------       -----------
NET ASSET VALUE AT BEGINNING OF PERIOD......................         $17.67           $18.29
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment (Loss).....................................          (0.08)(3)        (0.01)
  Net Realized and Unrealized Gain (Loss) on Investments....           0.83            (0.61)
                                                                     ------           ------
  TOTAL FROM INVESTMENT OPERATIONS..........................           0.75            (0.62)
                                                                     ------           ------
LESS DISTRIBUTIONS:
  From Net Realized Capital Gains...........................          (2.27)            0.00
                                                                     ------           ------
  Total Distributions.......................................          (2.27)            0.00
                                                                     ------           ------
NET ASSET VALUE AT END OF PERIOD............................         $16.15           $17.67
                                                                     ======           ======
TOTAL RETURN................................................           8.53%(4)        (3.39)%(4)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period (000's).......................         $   11           $   56
  Ratio of Operating Expenses to Average Net Assets.........           1.54%(3)(5)      1.46%(5)
  Ratio of Net Investment Income to Average Net Assets......          (0.37)%(5)        0.63%(5)
  Portfolio Turnover Rate...................................          34.69%(4)        77.48%(6)
  Average Commission per Share (7)..........................         $ 0.06           $ 0.06

(1) Unaudited.
(2) For the period September 26, 1997 (initial offering date of Advisor Shares of the Fund) through October 31, 1997.
(3) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1998 - $(4.94) and 37.48%, respectively.
(4) Not annualized.
(5) Annualized.
(6) Represents the Fund's portfolio turnover rate for the entire fiscal year ended October 31, 1997.
(7) The Fund is required to disclose its average commission rate per share for trades which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.





See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MIDCAP VALUE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   SIX MONTHS         PERIOD
                                                                     ENDED             ENDED
                                                                   APRIL 30,        OCTOBER 31,
                                                                    1998 (1)         1997 (2)
                                                                   ----------       -----------
NET ASSET VALUE AT BEGINNING OF PERIOD......................        $ 10.36           $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (3).................................           0.00              0.00
  Net Realized and Unrealized Gain on Investments...........           1.63              0.36
                                                                    -------           -------
  TOTAL FROM INVESTMENT OPERATIONS..........................           1.63              0.36
                                                                    -------           -------
LESS DISTRIBUTIONS:
  From Net Realized Capital Gains...........................           0.00              0.00
                                                                    -------           -------
  Total Distributions.......................................           0.00              0.00
                                                                    -------           -------
NET ASSET VALUE AT END OF PERIOD............................        $ 11.99           $ 10.36
                                                                    =======           =======
TOTAL RETURN................................................          15.73%(4)          3.60%(4)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period (000's).......................        $13,121           $10,066
  Ratio of Operating Expenses to Average Net Assets (3).....           1.35%(5)          1.35%(5)
  Ratio of Net Investment Income to Average Net Assets......           0.09%(5)         (0.13)%(5)
  Portfolio Turnover Rate...................................          71.67%(4)         11.96%(4)
  Average Commission per Share (6)..........................        $  0.06           $  0.06

(1) Unaudited.
(2) For the period August 1, 1997 (commencement of investment operations) through October 31, 1997.
(3) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1998 - $(0.07) and 2.75%, 1997 - $(0.06) and 4.33%, respectively.
(4) Not annualized.
(5) Annualized.
(6) The Fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.




See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                          SIX MONTHS                                   PERIOD
                                            ENDED        YEAR ENDED OCTOBER 31,         ENDED
                                          APRIL 30,    ---------------------------   OCTOBER 31,
                                           1998 (1)     1997      1996      1995      1994 (2)
                                          ----------   -------   -------   -------   -----------
NET ASSET VALUE AT BEGINNING OF
  PERIOD................................   $  9.77     $  9.70   $  9.93   $  9.14     $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (3).............      0.26        0.49      0.53      0.59        0.34
  Net Realized and Unrealized Gain
     (Loss) on Investments..............      0.02        0.16     (0.11)     0.79       (0.83)
                                           -------     -------   -------   -------     -------
  TOTAL FROM INVESTMENT OPERATIONS......      0.28        0.65      0.42      1.38       (0.49)
                                           -------     -------   -------   -------     -------
LESS DISTRIBUTIONS:
  From Net Investment Income............     (0.26)      (0.49)    (0.53)    (0.59)      (0.34)
  From Net Realized Capital Gains.......      0.00       (0.09)    (0.12)     0.00        0.00
  Tax Return of Capital.................      0.00        0.00      0.00      0.00       (0.03)
                                           -------     -------   -------   -------     -------
  Total Distributions...................     (0.26)      (0.58)    (0.65)    (0.59)      (0.37)
                                           -------     -------   -------   -------     -------
NET ASSET VALUE AT END OF PERIOD........   $  9.79     $  9.77   $  9.70   $  9.93     $  9.14
                                           =======     =======   =======   =======     =======
TOTAL RETURN............................      2.93%(4)    7.68%     4.38%    15.62%      (4.90)%(4)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period (000's)...   $26,628     $26,683   $23,708   $23,704     $12,905
  Ratio of Operating Expenses to Average
     Net Assets (3).....................      1.05%(5)    1.12%     1.12%     1.06%       0.87%(5)
  Ratio of Net Investment Income to
     Average Net Assets.................      5.40%(5)    5.58%     5.46%     6.35%       6.39%(5)
  Portfolio Turnover Rate...............     26.04%(4)   43.65%    68.76%   113.50%     115.63%(4)

(1) Unaudited.
(2) For the period February 22, 1994 (commencement of investment operations) through October 31, 1994.
(3) Net Investment Income is after reimbursement of certain expenses and/or a management fee waiver by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay, reimburse or waive expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1998 - $0.26 and 1.28%, 1997 - $0.47 and 1.33%,
    1996 - $0.52 and 1.24%, 1995 - $0.56 and 1.50%; 1994 - $0.21 and 3.98%,
    respectively.
(4) Not annualized.
(5) Annualized.




See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                       SIX MONTHS                                      PERIOD
                                         ENDED           YEAR ENDED OCTOBER 31,         ENDED
                                       APRIL 30,       ---------------------------   OCTOBER 31,
                                        1998 (1)        1997      1996      1995      1994 (2)
                                       ----------      -------   -------   -------   -----------
NET ASSET VALUE AT BEGINNING OF
  PERIOD.............................   $  9.87        $  9.87   $  9.88   $  9.88     $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income..............      0.24(3)        0.46      0.45      0.49(3)      0.30(3)
  Net Realized and Unrealized Gain
     (Loss) on Investments...........     (0.02)         (0.00)     0.00      0.00       (0.12)
                                        -------        -------   -------   -------     -------
  TOTAL FROM INVESTMENT OPERATIONS...      0.22           0.46      0.45      0.49        0.18
                                        -------        -------   -------   -------     -------
LESS DISTRIBUTIONS:
  From Net Investment Income.........     (0.24)         (0.46)    (0.45)    (0.49)      (0.30)
  In Excess of Net Investment
     Income..........................      0.00           0.00     (0.01)     0.00        0.00
                                        -------        -------   -------   -------     -------
  Total Distributions................     (0.24)         (0.46)    (0.46)    (0.49)      (0.30)
                                        -------        -------   -------   -------     -------
NET ASSET VALUE AT END OF PERIOD.....   $  9.85        $  9.87   $  9.87   $  9.88     $  9.88
                                        =======        =======   =======   =======     =======
TOTAL RETURN.........................      2.23%(4)       4.74%     4.63%     5.02%       1.83%(4)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period
     (000's).........................   $28,434        $27,346   $30,527   $33,936     $30,771
  Ratio of Operating Expenses to
     Average Net Assets..............      1.03%(3)(5)    1.03%(3)  1.00%     0.95%(3)    0.78%(3)(5)
  Ratio of Net Investment Income to
     Average Net Assets..............      4.82%(5)       4.64%     4.50%     4.91%       4.48%(5)
  Portfolio Turnover Rate............     29.58%(4)      65.57%   154.66%    27.86%      71.38%(4)

(1) Unaudited.
(2) For the period January 11, 1994 (commencement of investment operations) through October 31, 1994.
(3) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1998 - $0.23 and 1.15%, 1997 - $0.46 and 1.05%, 1995 - $0.47 and 1.08%;
    1994 - $0.24 and 1.66%, respectively.
(4) Not annualized.
(5) Annualized.




See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Schroder Series Trust (the "Trust"), is an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 6, 1993. The Trust has an unlimited number of authorized shares, which are divided into five separate investment portfolios -- Schroder Large Capitalization Equity Fund, Schroder Small Capitalization Value Fund, Schroder MidCap Value Fund, Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund (collectively, the "Funds"). The Funds (except Schroder Short-Term Investment Fund) are presently authorized to issue two classes of shares -- "Investor Shares" and "Advisor Shares." As of April 30, 1998, each Fund had issued Investor Shares and only Schroder Small Capitalization Value Fund had issued Advisor Shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Equity securities traded on a national securities exchange are valued at their last reported sale price on the principal exchange, or, if traded in the over-the-counter market or on a national securities exchange for which no sales took place on the day of valuation, at the last available bid price. Debt securities are valued on the basis of valuations provided by pricing services that determine valuations for normal institutional size trading units of debt securities, or through obtaining independent quotes from market makers. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities in other mutual funds are valued at the net asset value of those funds as determined each day. Securities for which current market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Trustees.

REPURCHASE AGREEMENTS: Funds may enter into repurchase agreements with approved institutions. Repurchase agreements are collateralized by U.S. Government securities. The Trust's custodian takes possession of the underlying securities, the market value of which at the time of purchase at least equals the resale price, principal amount plus interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the underlying securities is marked-to-market on a daily basis to ensure the adequacy of the underlying securities. Schroder Capital Management Inc. ("SCM"), investment adviser to the Trust, is responsible for determining that the value of the underlying securities is at all times at least equal to the resale price. In the event of default by the seller to repurchase the securities, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 1998 (UNAUDITED)

of sale, including accrued interest, is less than the resale price of the repurchase agreement. If the seller should be involved in bankruptcy or insolvency proceedings, realization and/or retention of the underlying securities, or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

EXPENSES: Expenses are recorded on an accrual basis. Most of the expenses of the Trust can be directly attributed to a specific Fund. Expenses not directly attributed to a specific Fund are allocated among the Funds in such a manner as deemed equitable by SCM or the Trustees.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from net investment income are declared and distributed at least annually for Schroder Large Capitalization Equity Fund, Schroder Small Capitalization Value Fund and Schroder MidCap Value Fund; declared and distributed monthly for Schroder Investment Grade Income Fund; and declared daily and distributed monthly for Schroder Short-Term Investment Fund. Distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

DEFERRED ORGANIZATION COSTS: Costs and expenses of the Funds paid by SCM and its affiliates in connection with the organization of the Funds have been deferred by the Funds and are being amortized on a straight-line basis from the date operations commenced over a period that it is expected a benefit will be realized, not to exceed five years. SCM has agreed with respect to each of the Funds that, if any of the initial shares of a Fund are redeemed during such amortization period by any holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption. For this purpose, SCM has specified that its initial investment in the Schroder MidCap Value Fund was in the amount of $100,000.

EQUALIZATION: Schroder Investment Grade Income Fund follows an accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales and redemptions of the Fund's shares.

FEDERAL INCOME TAXES: It is the policy of the Trust for each Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a federal excise tax.

As of October 31, 1997, the Funds listed had net tax basis capital loss carryforwards, for Federal income tax purposes, that may be applied against taxable gains until their expiration date as follows.

                                                                   EXPIRATION
                                                                      DATES
FUND                                                    AMOUNT     OCTOBER 31,
----                                                    ------     -----------
Schroder MidCap Value Fund...........................  $144,374       2005

Schroder Investment Grade Income Fund................    45,129       2005

Schroder Short-Term Investment Fund..................   104,408       2004

Schroder Short-Term Investment Fund..................     4,553       2005

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, losses deferred due to wash sales and excise tax regulations.

NOTE 3 -- INVESTMENT ADVISORY FEES AND ADMINISTRATION AGREEMENT

The Trust has entered into an investment advisory agreement with SCM. Under the agreement, SCM provides investment management services, and is entitled to receive for its services compensation monthly at the following annual rates based on average daily net assets of each Fund taken separately: 0.75% for Schroder Large Capitalization Equity Fund; 0.95% for Schroder Small Capitalization Value Fund; 0.90% for Schroder MidCap Value Fund; 0.50% for Schroder Investment Grade Income Fund; and 0.40% for Schroder Short-Term Investment Fund.

Effective April 1, 1998, SCM has voluntarily undertaken, through October 31, 1998, to waive a portion of the investment advisory fees it is entitled to receive from Schroder Large Capitalization Equity Fund and from Schroder Investment Grade Income Fund. As a result, during the period of the waiver, Schroder Large Capitalization Equity Fund will pay investment advisory fees to SCM at the annual rate of 0.50% of the Fund's average daily net assets, and Schroder Investment Grade Income Fund will pay no investment advisory fees.

The Trust has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). Under the Administration Agreement, the Trust pays compensation to State Street at the following annual rates based on the average daily net assets of each Fund taken separately: 0.08% of the first $125 million of each Fund's average daily net assets, 0.06% of the next $125 million of each Fund's average daily net assets and 0.04% of each Fund's average daily net assets in excess of $250 million, subject to certain minimum requirements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

SCM has voluntarily agreed to reduce its compensation and, if necessary, to pay certain expenses of each of the Funds until October 31, 1998, to the extent that a Fund's total operating expenses attributable to its Investor Shares and its Advisor Shares exceed the following annual rates: 1.55% and 1.80% of average daily net assets attributable to Investor Shares and Advisor Shares, respectively, of Schroder Large Capitalization Equity Fund; 1.70% and 1.95% of average daily net assets attributable to Investor Shares and Advisor Shares, respectively, of Schroder Small Capitalization Value Fund; 1.35% and 1.60% of average daily net assets attributable to Investor Shares and Advisor Shares, respectively, of Schroder MidCap Value Fund; 1.12% and 1.37% of average daily net assets attributable to Investor Shares and Advisor Shares, respectively, of Schroder Investment Grade Income Fund; and 1.03% of average daily net assets attributable to Investor Shares of Schroder Short-Term Investment Fund. The Trust pays all expenses not assumed by SCM, including Trustees' fees, auditing, legal, custodial, and shareholder servicing and shareholder reporting expenses.

NOTE 4 -- SHAREHOLDER SERVICING PLAN

The Trust has adopted a shareholder servicing plan for the Advisor Shares of each Fund. Under the plan, Schroder Fund Advisors Inc. or Service Organizations provide administrative support services to their customers who hold a Fund's Advisor Shares. For these shareholder services, Schroder Fund Advisors Inc. receives compensation monthly at an annual rate of up to 0.25% of the average daily net assets of each Fund attributable to its Advisor Shares.

NOTE 5 -- TRANSACTIONS WITH AFFILIATES

TRUSTEES' FEES: The Trust pays no compensation to Trustees who are employees of SCM. Trustees who are not SCM employees will receive an annual retainer of $11,000 for their services as Trustees of all open end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of the investment companies will receive an additional $1,000 per year. Payment of the annual retainer will be allocated among the various investment companies based on their relative net assets. Payment of meeting fees will be allocated only among those investment companies to which the meeting relates.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 1998 (UNAUDITED)

NOTE 6 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund, for the period ended April 30, 1998 were as follows:

                                           NON-                         NON-
                                        GOVERNMENT     GOVERNMENT    GOVERNMENT     GOVERNMENT
                                         PURCHASES     PURCHASES        SALES         SALES
                                        -----------    ----------    -----------    ----------
Schroder Large Capitalization Equity
  Fund................................  $51,156,342   $3,576,458     $42,677,263    $        0

Schroder Small Capitalization Value
  Fund................................   38,388,363            0      32,596,272             0

Schroder MidCap Value Fund............    9,180,176            0       8,033,076             0

Schroder Investment Grade Income
  Fund................................      581,333    6,159,974       3,159,339     3,660,366

Schroder Short-Term Investment Fund...    1,827,158    1,962,433       3,010,631     3,000,000

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at April 30, 1998 were as follows:

                                                   GROSS UNREALIZED                NET UNREALIZED
                           IDENTIFIED COST   APPRECIATION   (DEPRECIATION)   APPRECIATION (DEPRECIATION)
                           ---------------   ------------   --------------   ---------------------------
Schroder Large
  Capitalization Equity
  Fund...................    $56,887,721     $10,540,874     $  (543,066)            $ 9,997,808

Schroder Small
  Capitalization Value
  Fund...................     86,385,044      26,139,401      (1,467,669)             24,671,732

Schroder MidCap Value
  Fund...................     11,492,184       2,021,630        (367,185)              1,654,445

Schroder Investment Grade
  Income Fund............     25,558,138         813,396         (13,807)                799,589

Schroder Short-Term
  Investment Fund........     28,156,830           5,136         (11,188)                 (6,052)

The aggregate cost of each Fund's investments was substantially the same for the book and Federal income tax purposes at April 30, 1998.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 1998 (UNAUDITED)

NOTE 7 -- SHAREHOLDERS' TRANSACTIONS

Following is a summary of shareholder transactions for each Fund:

                                             SIX MONTHS ENDED
                                              APRIL 30, 1998                  YEAR ENDED
                                               (UNAUDITED)                 OCTOBER 31, 1997
                                          SHARES        DOLLARS         SHARES        DOLLARS
                                        ----------    ------------    ----------    ------------
SCHRODER LARGE CAPITALIZATION EQUITY
  FUND INVESTOR CLASS

  Shares sold.........................   1,495,660    $ 21,086,383     1,127,960    $ 15,235,730

  Shares issued to shareholders in
     reinvestment.....................     672,845       8,486,980       215,393       2,664,515

  Shares redeemed.....................    (635,311)     (8,766,704)   (1,720,780)    (24,657,976)
                                        ----------    ------------    ----------    ------------

  Net increase (decrease).............   1,533,194    $ 20,806,659      (377,427)   $ (6,757,731)
                                        ==========    ============    ==========    ============

SCHRODER SMALL CAPITALIZATION VALUE
  FUND INVESTOR CLASS

  Shares sold.........................   1,445,726    $ 21,982,985     3,086,934    $ 46,850,624

  Shares issued to shareholders in
     reinvestment.....................     986,922      14,672,281       405,502       5,332,355

  Shares redeemed.....................  (1,137,139)    (17,562,086)   (1,744,917)    (27,257,461)
                                        ----------    ------------    ----------    ------------

  Net increase........................   1,295,509    $ 19,093,180     1,747,519    $ 24,925,518
                                        ==========    ============    ==========    ============

                                                                            FOR THE PERIOD
                                                                          SEPTEMBER 26, 1997
                                                                         TO OCTOBER 31, 1997
                                          SHARES        DOLLARS         SHARES        DOLLARS
                                        ----------    ------------    ----------    ------------
SCHRODER SMALL CAPITALIZATION VALUE
  FUND ADVISOR CLASS

  Shares sold.........................         589    $     10,500         3,180    $     58,347

  Shares issued to shareholders in
     reinvestment.....................          81           1,208             0               0

  Shares redeemed.....................      (3,171)        (53,927)           (0)             (0)
                                        ----------    ------------    ----------    ------------

  Net (decrease) increase.............      (2,501)   $    (42,219)        3,180    $     58,347
                                        ==========    ============    ==========    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 1998 (UNAUDITED)

                                             SIX MONTHS ENDED
                                              APRIL 30, 1998          FOR THE PERIOD AUGUST 1, 1997
                                               (UNAUDITED)                 TO OCTOBER 31, 1997
                                          SHARES        DOLLARS          SHARES          DOLLARS
                                        ----------    ------------    ------------    --------------
SCHRODER MIDCAP VALUE FUND INVESTOR
  CLASS

  Shares sold.........................     379,660    $  4,132,387      1,017,450      $ 10,654,297

  Shares issued to shareholders in
     reinvestment.....................           0               0              0                 0

  Shares redeemed.....................    (257,255)     (2,825,308)       (45,873)         (494,073)
                                        ----------    ------------     ----------      ------------

  Net increase........................     122,405    $  1,307,079        971,577      $ 10,160,224
                                        ==========    ============     ==========      ============

                                                                              YEAR ENDED
                                                                           OCTOBER 31, 1997
                                          SHARES        DOLLARS         SHARES        DOLLARS
                                        ----------    ------------    ----------    ------------
SCHRODER INVESTMENT GRADE INCOME FUND
  INVESTOR CLASS

  Shares sold.........................     104,052    $  1,025,036       733,026    $  7,008,432

  Shares issued to shareholders in
     reinvestment.....................      72,936         714,415       162,500       1,557,874

  Shares redeemed.....................    (189,384)     (1,859,117)     (607,125)     (5,839,000)

  Income equalization paid............           0             428             0           2,056
                                        ----------    ------------    ----------    ------------

  Net (decrease) increase.............     (12,396)   $   (119,238)      288,401    $  2,729,362
                                        ==========    ============    ==========    ============
SCHRODER SHORT-TERM INVESTMENT FUND
  INVESTOR CLASS

  Shares sold.........................   1,098,763    $ 10,834,131     1,733,819    $ 17,100,221

  Shares issued to shareholders in
     reinvestment.....................      69,081         681,060       143,695       1,417,451

  Shares redeemed.....................  (1,053,746)    (10,390,515)   (2,200,190)    (21,701,827)
                                        ----------    ------------    ----------    ------------

  Net increase (decrease).............     114,098    $  1,124,676      (322,676)   $ (3,184,155)
                                        ==========    ============    ==========    ============




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                                       42

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SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 1998 (UNAUDITED)

NOTE 8 -- BENEFICIAL INTEREST

The following table shows the number of shareholders each owning 5% or more of a class of shares of a Fund outstanding as of April 30, 1998 and the total percentage of the class of shares of the Fund held by such shareholders.

                                                              5% OR GREATER SHAREHOLDERS
                                                              --------------------------
                                                              NUMBER     % OF FUND HELD
                                                              -------    ---------------
Schroder Large Capitalization Equity Fund -- Investor.......     2            34.02%

Schroder Small Capitalization Value Fund -- Investor........     2            16.91%

Schroder Small Capitalization Value Fund -- Advisor.........     4            99.98%

Schroder MidCap Value Fund -- Investor......................     1            30.66%

Schroder Investment Grade Income Fund -- Investor...........     2            57.07%

Schroder Short-Term Investment Fund -- Investor.............     1             5.47%







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

INVESTMENT MANAGER
Schroder Capital Management Inc.

OFFICERS
Mark J. Smith, Chairman
Ashbel C. Williams Jr., President
Jane P. Lucas, Vice President
Catherine A. Mazza, Vice President
Robert C. Michele, Vice President
Fergal Cassidy, Treasurer
Alexandra Poe, Clerk
Barbara Gottlieb, Assistant Clerk

TRUSTEES
David N. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
Clarence F. Michaelis
Hermann C. Schwab
Mark J. Smith

TRANSFER AND SHAREHOLDER SERVICING AGENT
Boston Financial Data Services, Inc.

CUSTODIAN
State Street Bank and Trust Company


--------------------------------------------------------------------------------
The information contained in this report is intended for the general information of the shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

  Schroder Series Trust
      P.O. Box 8507
     Boston, MA 02266
      1-800-464-3108
          0498WS

                            (LOGO: SCHRODERS)
                            -----------------

                            SCHRODER SERIES TRUST

                            Schroder Large
                            Capitalization Equity
                            Fund

                            Schroder Small
                            Capitalization Value Fund

                            Schroder MidCap
                            Value Fund

                            Schroder Investment
                            Grade Income Fund

                            Schroder Short-Term
                            Investment Fund

                            SEMI-ANNUAL REPORT
                            April 30, 1998
                            (Unaudited)